Balance Sheets (Parentheticals) - SK GROWTH OPPORTUNITIES CORPORATION - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	990,000	990,000
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares
Temporary equity, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	9,000,000,000	9,000,000,000
Temporary equity, shares outstanding	9,732,960	10,056,597
Temporary equity, redemption per share (in Dollars per share)	$ 11.57	$ 10.89
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	9,000,000,000	9,000,000,000
Ordinary share, shares issued
Ordinary share, shares outstanding
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	999,000,000	999,000,000
Ordinary share, shares issued	5,240,000	5,240,000
Ordinary share, shares outstanding	5,240,000	5,240,000